UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 100.1%
International Growth Portfolio (a)	26,296,925	$245,876,247
International Value Portfolio	29,343,973	243,848,417
Multi-Asset Real Return Portfolio (a)	18,618,169	182,085,695
Small-Mid Cap Growth Portfolio	7,452,186	136,971,180
Small-Mid Cap Value Portfolio	11,102,054	136,555,260
U.S. Large Cap Growth Portfolio	36,768,606	436,443,352
U.S. Value Portfolio	47,176,757	433,082,628

		1,814,862,779

Total Investments - 100.1% (cost $1,784,543,225) (b)		1,814,862,779
Other assets less liabilities - (0.1)%		(1,870,745)

Net Assets - 100.0%		$1,812,992,034

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $150,790,401 and gross unrealized depreciation of investments was $(120,470,847), resulting in net unrealized appreciation of $30,319,554.

AllianceBernstein Wealth Appreciation Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,814,862,779	$—	$—	$1,814,862,779

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 65.4%
International Growth Portfolio (a)	18,418,467	$172,212,665
International Value Portfolio	20,351,220	169,118,642
Multi-Asset Real Return Portfolio (a)	21,123,794	206,590,707
Small-Mid Cap Growth Portfolio	4,245,268	78,028,023
Small-Mid Cap Value Portfolio	6,327,450	77,827,641
U.S. Large Cap Growth Portfolio	26,991,435	320,388,333
U.S. Value Portfolio	34,667,696	318,249,447

		1,342,415,458

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.8%
High-Yield Portfolio	13,810,552	143,077,319
Intermediate Duration Bond Portfolio	53,032,273	569,566,611

		712,643,930

Total Investments - 100.2% (cost $1,919,760,214) (b)		2,055,059,388
Other assets less liabilities - (0.2)%		(3,649,426)

Net Assets - 100.0%		$2,051,409,962

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $181,812,354 and gross unrealized depreciation of investments was $(46,513,180), resulting in net unrealized appreciation of $135,299,174.

AllianceBernstein Balanced Wealth Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,055,059,388	$—	$—	$2,055,059,388

AllianceBernstein Conservative Wealth Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Fixed Income - 65.3%
Bond Inflation Protection Portfolio (a)	5,749,400	$64,508,267
Intermediate Duration Bond Portfolio	16,423,385	176,387,153
Short Duration Bond Portfolio	18,356,523	176,222,623

		417,118,043

The AllianceBernstein Pooling Portfolios - Equity - 35.1%
International Growth Portfolio (a)	2,570,838	24,037,336
International Value Portfolio	2,848,187	23,668,433
Multi-Asset Real Return Portfolio (a)	6,477,680	63,351,708
Small-Mid Cap Growth Portfolio	436,990	8,031,883
Small-Mid Cap Value Portfolio	650,336	7,999,129
U.S. Large Cap Growth Portfolio	4,083,918	48,476,104
U.S. Value Portfolio	5,277,019	48,443,037

		224,007,630

Total Investments - 100.4% (cost $579,090,181) (b)		641,125,673
Other assets less liabilities - (0.4)%		(2,347,254)

Net Assets - 100.0%		$638,778,419

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $64,290,527 and gross unrealized depreciation of investments was $(2,255,035), resulting in net unrealized appreciation of $62,035,492.

AllianceBernstein Conservative Wealth Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$641,125,673	$—	$—	$641,125,673

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 16.4%
Auto Components - 2.3%
BorgWarner, Inc. (a)	45,500	$3,299,205
Bridgestone Corp.	48,500	1,106,223
Faurecia	7,200	308,193
GKN PLC	239,500	865,336
Johnson Controls, Inc.	124,800	4,942,080
Lear Corp.	35,975	1,828,249
Magna International, Inc.-Class A	20,600	997,203
NGK Spark Plug Co., Ltd.	25,000	334,763
Sumitomo Rubber Industries Ltd.	21,600	250,325
TRW Automotive Holdings Corp. (a)	23,300	1,325,071

		15,256,648

Automobiles - 1.0%
Ford Motor Co. (a)	78,600	1,172,712
General Motors Co. (a)	17,700	563,037
Nissan Motor Co., Ltd.	163,000	1,640,924
Renault SA	25,100	1,429,927
Toyota Motor Corp.	40,900	1,709,595

		6,516,195

Distributors - 0.5%
Inchcape PLC	49,070	318,386
Li & Fung Ltd.	1,232,000	2,759,480

		3,077,866

Hotels, Restaurants & Leisure - 0.9%
Royal Caribbean Cruises Ltd. (a)	15,900	620,100
Shangri-La Asia Ltd.	480,500	1,261,852
Starbucks Corp.	113,300	4,168,307
Thomas Cook Group PLC	83,700	207,864

		6,258,123

Household Durables - 1.1%
Fortune Brands, Inc.	9,900	640,827
LG Electronics, Inc.	7,080	639,863
NVR, Inc. (a)	2,100	1,566,600
Sharp Corp.	101,000	948,169
Sony Corp.	25,900	693,330
Stanley Black & Decker, Inc.	39,900	2,947,812

		7,436,601

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	22,775	4,479,615
Rakuten, Inc.	1,134	1,153,010

		5,632,625

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	20,000	230,538

Media - 5.1%
Cablevision Systems Corp.	48,300	1,715,616
Comcast Corp.-Class A	351,300	8,866,812
DIRECTV (a)	54,200	2,724,092

Company	Shares	U.S. $ Value
Gannett Co., Inc.	85,900	1,224,934
Informa PLC	74,400	533,816
News Corp.-Class A	363,500	6,666,590
Time Warner Cable, Inc.-Class A	48,100	3,714,282
Time Warner, Inc.	22,300	812,389
Viacom, Inc.-Class B	43,400	2,187,794
Vivendi SA	40,250	1,127,479
Walt Disney Co. (The)	91,325	3,801,860

		33,375,664

Multiline Retail - 0.7%
Don Quijote Co., Ltd.	14,500	506,984
Kohl’s Corp.	33,700	1,794,188
Macy’s, Inc.	63,800	1,842,544
Takashimaya Co., Ltd.	26,000	169,904

		4,313,620

Specialty Retail - 3.8%
Esprit Holdings Ltd.	164,200	618,230
Fast Retailing Co., Ltd.	6,100	891,596
Foot Locker, Inc.	75,700	1,887,958
GameStop Corp.-Class A (a)	27,200	761,056
Gap, Inc. (The)	106,700	2,069,980
Hennes & Mauritz AB - Class B	80,500	2,996,287
Inditex SA	28,949	2,638,178
Limited Brands, Inc.	131,200	5,242,752
Lowe’s Cos., Inc.	135,600	3,273,384
Office Depot, Inc. (a)	155,400	654,234
Ross Stores, Inc.	27,800	2,278,488
TJX Cos., Inc.	22,600	1,198,252
Yamada Denki Co., Ltd.	11,200	876,923

		25,387,318

Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA	6,700	437,910
Yue Yuen Industrial Holdings Ltd.	92,500	319,278

		757,188

		108,242,386

Information Technology - 15.5%
Communications Equipment - 2.4%
Alcatel-Lucent/France (Sponsored ADR) (a)	75,900	430,353
HTC Corp.	35,000	1,494,972
Juniper Networks, Inc. (a)	29,200	1,069,012
Motorola Mobility Holdings, Inc. (a)	26,487	665,883
Motorola Solutions, Inc. (a)	30,271	1,449,073
QUALCOMM, Inc.	100,955	5,914,954
Riverbed Technology, Inc. (a)	119,400	4,527,648

		15,551,895

Computers & Peripherals - 4.7%
Apple, Inc. (a)	45,650	15,878,439
Dell, Inc. (a)	146,600	2,357,328
EMC Corp. (a)	207,157	5,897,760
Fujitsu Ltd.	114,000	601,334
Hewlett-Packard Co.	62,200	2,325,036

Company	Shares	U.S. $ Value
Logitech International SA (a)	122,287	1,515,291
NetApp, Inc. (a)	30,499	1,670,430
Pegatron Corp. (a)	123,000	132,804
Toshiba Corp.	151,000	803,514

		31,181,936

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp. (a)	1,082,660	887,123
Corning, Inc.	21,700	437,255
LG Display Co., Ltd.	2,700	89,943

		1,414,321

Internet Software & Services - 1.7%
Google, Inc.-Class A (a)	20,080	10,622,722
Kakaku.com, Inc.	56	352,674
Telecity Group PLC (a)	17,888	159,890

		11,135,286

IT Services - 0.9%
Accenture PLC	83,192	4,774,389
Amadeus IT Holding SA (a)	12,184	250,453
Cap Gemini SA (a)	11,393	652,039

		5,676,881

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	82,000	691,642

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Semiconductor Engineering, Inc.	351,000	433,269
Broadcom Corp.-Class A (a)	129,215	4,649,156
Intel Corp.	46,300	1,042,213
Lam Research Corp. (a)	24,100	1,132,580
Marvell Technology Group Ltd. (a)	110,900	1,801,016
Micron Technology, Inc. (a)	75,800	773,160
Samsung Electronics Co., Ltd.	1,310	1,098,310
Sumco Corp. (a)	17,200	310,466
Trina Solar Ltd. (Sponsored ADR) (a)	39,300	901,935

		12,142,105

Software - 3.7%
Aveva Group PLC	20,290	557,495
Citrix Systems, Inc. (a)	66,300	5,809,206
Intuit, Inc. (a)	56,800	3,065,496
Microsoft Corp.	85,300	2,133,353
Oracle Corp.	227,240	7,776,153
Rovi Corp. (a)	26,508	1,536,404
SAP AG	41,400	2,575,709
Temenos Group AG (a)	35,052	1,236,275

		24,690,091

		102,484,157

Financials - 15.3%
Capital Markets - 2.1%
Blackstone Group LP	222,350	3,833,314

Company	Shares	U.S. $ Value
Deutsche Bank AG	7,300	436,982
Goldman Sachs Group, Inc. (The)	43,710	6,151,309
Man Group PLC	125,745	533,573
Morgan Stanley	34,700	838,352
UBS AG (a)	96,350	1,853,991

		13,647,521

Commercial Banks - 4.0%
Australia & New Zealand Banking Group Ltd.	19,800	468,876
Banco do Brasil SA	34,200	608,024
Bank of China Ltd. (a)	800,400	442,934
Barclays PLC	264,800	1,210,241
BNP Paribas	24,399	1,911,789
Danske Bank A/S (a)	18,162	383,555
DnB NOR ASA	25,400	383,205
Fifth Third Bancorp	146,700	1,915,902
Hana Financial Group, Inc.	12,230	441,194
HSBC Holdings PLC	185,300	1,936,723
Itau Unibanco Holding SA (ADR)	45,100	1,029,633
KB Financial Group, Inc.	8,350	399,789
KBC Groep NV	22,500	955,129
Lloyds Banking Group PLC (a)	1,276,800	1,094,079
Mitsubishi UFJ Financial Group, Inc.	77,000	355,105
National Australia Bank Ltd.	52,200	1,480,287
National Bank of Canada	7,000	584,869
Societe Generale	35,484	2,115,976
Standard Chartered PLC	69,140	1,856,302
Sumitomo Mitsui Financial Group, Inc.	27,700	800,628
Turkiye Is Bankasi - Class C	77,200	241,690
Turkiye Vakiflar Bankasi Tao - Class D	101,000	234,354
UniCredit SpA	469,235	1,070,534
Wells Fargo & Co.	162,700	4,615,799

		26,536,617

Consumer Finance - 0.4%
Capital One Financial Corp.	36,000	1,956,240
Shriram Transport Finance Co., Ltd.	50,900	792,424

		2,748,664

Diversified Financial Services - 4.7%
Bank of America Corp.	185,200	2,176,100
Citigroup, Inc.	153,500	6,316,525
IG Group Holdings PLC	141,331	1,045,802
ING Groep NV (a)	177,400	2,150,678
JPMorgan Chase & Co.	402,400	17,399,776
Moody’s Corp.	23,600	941,876
ORIX Corp.	6,940	665,317

		30,696,074

Insurance - 3.0%
ACE Ltd.	28,500	1,961,370
Admiral Group PLC	65,879	1,869,189
Aegon NV (a)	137,200	961,645
AIA Group Ltd. (a)	390,000	1,377,936
Allianz SE	12,400	1,719,296
Allstate Corp. (The)	19,800	621,324
Aviva PLC	141,600	1,019,565

Company	Shares	U.S. $ Value
Berkshire Hathaway, Inc. (a)	14,700	1,162,329
Chubb Corp.	13,300	872,347
MetLife, Inc.	74,400	3,281,040
Muenchener Rueckversicherungs AG	5,800	891,470
Prudential PLC	61,700	750,699
Travelers Cos., Inc. (The)	52,900	3,284,032

		19,772,242

Real Estate Management & Development - 1.0%
CapitaLand Ltd.	170,000	426,052
China Overseas Land & Investment Ltd.	276,000	575,245
Evergrande Real Estate Group Ltd.	508,000	356,281
Hang Lung Group Ltd.	122,000	792,921
Hang Lung Properties Ltd.	581,000	2,418,676
Mitsubishi Estate Co., Ltd.	70,000	1,250,804
Mitsui Fudosan Co., Ltd.	23,000	388,211
New World Development Ltd.	214,835	366,599

		6,574,789

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	61,300	931,779

		100,907,686

Energy - 12.0%
Energy Equipment & Services - 3.5%
AMEC PLC	119,820	2,287,860
Cameron International Corp. (a)	14,100	672,006
Ensco PLC (Sponsored ADR)	44,700	2,383,404
FMC Technologies, Inc. (a)	19,200	856,896
McDermott International, Inc. (a)	20,300	430,766
Nabors Industries Ltd. (a)	48,100	1,341,509
Petrofac Ltd.	110,300	2,919,567
Saipem SpA	28,900	1,530,090
Schlumberger Ltd.	98,055	8,405,275
Technip SA	14,900	1,608,162
Transocean Ltd.	8,300	575,273

		23,010,808

Oil, Gas & Consumable Fuels - 8.5%
Afren PLC (a)	375,400	1,026,562
BP PLC	214,900	1,654,761
Chevron Corp.	51,500	5,402,865
China Petroleum & Chemical Corp.-Class H	638,000	637,590
ConocoPhillips	62,100	4,546,962
Devon Energy Corp.	55,300	4,649,071
ENI SpA	40,200	964,056
EOG Resources, Inc.	33,100	3,612,534
Forest Oil Corp. (a)	17,100	511,290
Gazprom OAO (Sponsored ADR) (a)	75,600	1,115,100
Hess Corp.	42,500	3,358,775
JX Holdings, Inc.	131,400	868,409
LUKOIL OAO (London) (Sponsored ADR)	10,450	671,935
Marathon Oil Corp.	76,600	4,149,422
Newfield Exploration Co. (a)	33,000	2,461,470
Nexen, Inc. (New York)	69,600	1,607,760
Nexen, Inc. (Toronto)	38,585	890,101
Noble Energy, Inc.	71,791	6,690,921

Company	Shares	U.S. $ Value
Occidental Petroleum Corp.	37,725	4,068,641
OMV AG	16,500	687,205
Penn West Petroleum Ltd.	16,034	414,731
Petroleo Brasileiro SA (Sponsored ADR)	11,201	350,143
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	66,569	2,376,599
Southern Union Co.	14,790	448,581
Southwestern Energy Co. (a)	22,800	997,956
Suncor Energy, Inc. (Toronto)	34,933	1,458,471
Tesoro Corp. (a)	11,500	280,600

		55,902,511

		78,913,319

Industrials - 10.8%
Aerospace & Defense - 1.7%
BAE Systems PLC	201,700	1,098,287
Goodrich Corp.	35,700	3,116,253
Huntington Ingalls Industries, Inc. (a)	10,183	372,392
Northrop Grumman Corp.	61,100	3,989,219
Precision Castparts Corp.	5,900	926,890
Raytheon Co.	36,000	1,813,680
Rolls-Royce Group PLC	45,024	74

		11,316,795

Air Freight & Logistics - 1.1%
Kuehne & Nagel International AG	3,600	566,619
United Parcel Service, Inc.-Class B	86,400	6,349,536

		6,916,155

Airlines - 0.3%
Delta Air Lines, Inc. (a)	177,300	1,787,184

Building Products - 0.2%
Asahi Glass Co., Ltd.	89,000	1,051,915
Cie de St-Gobain	8,700	577,345

		1,629,260

Commercial Services & Supplies - 0.5%
Aggreko PLC	53,600	1,649,330
Serco Group PLC	195,146	1,856,387

		3,505,717

Construction & Engineering - 0.4%
Bouygues SA	34,900	1,617,845
Larsen & Toubro Ltd.	21,800	795,028
Samsung Engineering Co., Ltd.	1,200	275,284

		2,688,157

Electrical Equipment - 1.2%
Bharat Heavy Electricals Ltd.	10,400	449,601
Cooper Industries PLC	56,700	3,563,595
Furukawa Electric Co., Ltd.	90,000	328,365
Mitsubishi Electric Corp.	37,000	418,511
Rockwell Automation, Inc.	14,500	1,205,095
Sumitomo Electric Industries Ltd.	75,800	1,096,225

Company	Shares	U.S. $ Value
Vestas Wind Systems A/S (a)	21,341	645,626

		7,707,018

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	16,665	379,359
Cookson Group PLC	1,068	12,111
General Electric Co.	213,100	4,185,284
Keppel Corp. Ltd.	193,000	1,803,385
SembCorp Industries Ltd.	94,000	385,687

		6,765,826

Machinery - 3.2%
Danaher Corp.	123,200	6,718,096
Eaton Corp.	32,400	1,674,108
Fanuc Corp.	12,900	1,991,126
Flowserve Corp.	36,867	4,469,386
Ingersoll-Rand PLC	49,800	2,485,020
Jain Irrigation Systems Ltd.	76,659	287,671
Komatsu Ltd.	49,200	1,477,539
Parker Hannifin Corp.	20,000	1,777,000
SPX Corp.	5,200	431,132

		21,311,078

Professional Services - 0.7%
Capita Group PLC (The)	237,900	2,886,782
Experian PLC	74,500	982,448
Intertek Group PLC	12,297	414,595

		4,283,825

Road & Rail - 0.2%
DSV A/S	27,778	696,487
East Japan Railway Co.	6,400	373,526
Firstgroup PLC	22,024	122,805

		1,192,818

Trading Companies & Distributors - 0.2%
Mitsubishi Corp.	27,000	686,389
Mitsui & Co., Ltd.	27,700	473,811

		1,160,200

Transportation Infrastructure - 0.1%
China Merchants Holdings International Co., Ltd.	164,000	720,866

		70,984,899

Health Care - 9.2%
Biotechnology - 1.7%
Amgen, Inc. (a)	32,600	1,973,604
Celgene Corp. (a)	80,074	4,877,307
Gilead Sciences, Inc. (a)	102,200	4,265,828

		11,116,739

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. (a)	24,100	173,038
Cochlear Ltd.	1,550	132,179
Covidien PLC	20,100	1,105,500

		1,410,717

Company	Shares	U.S. $ Value
Health Care Providers & Services - 2.2%
Express Scripts, Inc.-Class A (a)	104,000	6,194,240
HCA Holdings, Inc. (a)	52,538	1,833,051
Health Net, Inc. (a)	29,700	953,073
Humana, Inc. (a)	6,000	483,180
UnitedHealth Group, Inc.	39,400	1,928,630
WellPoint, Inc.	42,900	3,353,493

		14,745,667

Pharmaceuticals - 5.1%
Allergan, Inc.	57,400	4,748,702
Aspen Pharmacare Holdings Ltd. (a)	32,729	419,992
AstraZeneca PLC	53,300	2,782,306
AstraZeneca PLC (Sponsored ADR)	71,700	3,757,080
Johnson & Johnson	116,800	7,859,472
Merck & Co., Inc.	8,200	301,350
Novartis AG	36,390	2,347,913
Pfizer, Inc.	410,100	8,796,645
Roche Holding AG	7,900	1,390,968
Sanofi	12,638	1,002,234

		33,406,662

		60,679,785

Materials - 7.4%
Chemicals - 4.5%
Clariant AG (a)	14,000	308,380
DIC Corp.	111,000	266,706
Dow Chemical Co. (The)	236,330	8,538,603
Huabao International Holdings Ltd.	242,000	341,654
Incitec Pivot Ltd.	12,627	51,967
Israel Chemicals Ltd.	189,500	3,092,510
K&S AG	44,800	3,581,868
Koninklijke DSM NV	11,154	749,026
LyondellBasell Industries NV	34,900	1,528,969
Monsanto Co.	96,660	6,866,726
Potash Corp. of Saskatchewan, Inc.	73,900	4,182,740
Ube Industries Ltd./Japan	49,000	152,203

		29,661,352

Construction Materials - 0.0%
CRH PLC (London)	3,396	74,376

Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd.	7,700	498,190
Alcoa, Inc.	148,000	2,487,880
Centamin Egypt Ltd. (a)	91,500	192,025
Cliffs Natural Resources, Inc.	18,300	1,659,810
Commercial Metals Co.	26,000	387,140
Dowa Holdings Co., Ltd.	36,000	214,998
Hindalco Industries Ltd.	61,500	270,037
JFE Holdings, Inc.	28,900	724,631
KGHM Polska Miedz SA	8,000	561,690
New Gold, Inc. (a)	15,275	155,296
Newcrest Mining Ltd.	11,900	504,101
Reliance Steel & Aluminum Co.	12,600	649,026
Rio Tinto PLC	81,600	5,686,072

Company	Shares	U.S. $ Value
Steel Dynamics, Inc.	23,550	402,705
Tata Steel Ltd.	47,200	618,180
ThyssenKrupp AG	21,300	1,014,898
Vale SA (Sponsored ADR) (Local Preference Shares)	48,900	1,432,770
Vale SA (Sponsored ADR) - Class B	14,800	477,448
Xstrata PLC	63,010	1,485,924

		19,422,821

		49,158,549

Consumer Staples - 6.4%
Beverages - 0.7%
Anheuser-Busch InBev NV	31,888	1,928,134
Asahi Breweries Ltd.	32,900	643,054
Constellation Brands, Inc.-Class A (a)	95,300	2,092,788

		4,663,976

Food & Staples Retailing - 1.3%
Delhaize Group SA (a)	11,617	962,832
Koninklijke Ahold NV	17,800	254,264
Kroger Co. (The)	53,900	1,337,798
Olam International Ltd.	1,159,000	2,800,846
Safeway, Inc.	22,300	550,810
Sugi Holdings Co., Ltd.	20,500	491,374
Tesco PLC	333,773	2,306,909

		8,704,833

Food Products - 1.5%
Archer-Daniels-Midland Co.	21,400	693,574
Bunge Ltd.	36,600	2,724,870
ConAgra Foods, Inc.	33,300	846,819
General Mills, Inc.	37,800	1,503,306
Sara Lee Corp.	114,700	2,242,385
Smithfield Foods, Inc. (a)	51,700	1,083,115
Tyson Foods, Inc.-Class A	37,400	711,348

		9,805,417

Household Products - 1.2%
Kimberly-Clark Corp.	3,200	218,560
Procter & Gamble Co. (The)	111,595	7,476,865

		7,695,425

Tobacco - 1.7%
Altria Group, Inc.	60,600	1,700,436
British American Tobacco PLC	66,460	2,982,165
Imperial Tobacco Group PLC	88,343	3,168,990
Japan Tobacco, Inc.	829	3,208,591

		11,060,182

		41,929,833

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	246,100	7,766,916
CenturyLink, Inc.	43,900	1,896,041
France Telecom SA	38,800	888,685
Nippon Telegraph & Telephone Corp.	30,300	1,425,840

Company	Shares	U.S. $ Value
Telecom Corp. of New Zealand Ltd.	141,136	280,969
Telecom Italia SpA (ordinary shares)	1,034,500	1,467,486
Telecom Italia SpA (savings shares)	228,800	280,151
Telenor ASA	36,600	620,265
Verizon Communications, Inc.	52,000	1,920,360

		16,546,713

Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	466,600	2,729,610
Vodafone Group PLC	751,400	2,089,335
Vodafone Group PLC (Sponsored ADR)	69,300	1,942,479

		6,761,424

		23,308,137

Utilities - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	27,800	1,061,960
E.ON AG	58,600	1,666,538
Edison International	39,800	1,566,528
EDP - Energias de Portugal SA	182,600	680,603
NV Energy, Inc.	83,700	1,319,949
Tokyo Electric Power Co., Inc. (The)	69,700	272,662

		6,568,240

Gas Utilities - 0.2%
Tokyo Gas Co., Ltd.	25,000	106,410
UGI Corp.	36,100	1,183,358

		1,289,768

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	18,300	680,394

Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	51,700	999,361
CMS Energy Corp.	63,700	1,270,178
DTE Energy Co.	41,400	2,137,068
NiSource, Inc.	82,600	1,676,780

		6,083,387

		14,621,789

Total Common Stocks (cost $535,559,932)		651,230,540

RIGHTS - 0.0%
Energy - 0.0%
OMV AG (a) (cost $0)	16,500	0

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(b) (cost $6,067,771)	6,067,771	6,067,771

U.S. $ Value
Total Investments - 99.6% (cost $541,627,703) (c)	657,298,311
Other assets less liabilities - 0.4% (d)	2,901,879

Net Assets - 100.0%	$660,200,190

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	25	June 2011	$1,029,506	$1,027,877	$(1,629)
FTSE 100 Index Futures	5	June 2011	488,155	490,662	2,507
Topix Index Futures	6	June 2011	630,929	616,489	(14,440)

					$(13,562)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Swiss Franc settling 8/15/11	1,296	$1,462,539	$1,520,229	$57,690
BNP Paribas SA:
Australian Dollar settling 8/15/11	2,572	2,706,893	2,720,332	13,439
Great British Pound settling 8/15/11	6,519	10,593,701	10,713,900	120,199
Great British Pound settling 8/15/11	1,133	1,841,181	1,862,072	20,891
Credit Suisse London Branch (GFX):
Euro settling 8/15/11	5,263	7,584,562	7,559,874	(24,688)
Norwegian Krone settling 8/15/11	20,523	3,758,627	3,793,749	35,122
Deutsche Bank AG London:
Swedish Krona settling 8/15/11	19,524	3,110,309	3,151,147	40,838
Swedish Krona settling 8/15/11	10,236	1,627,526	1,652,076	24,550
Swedish Krona settling 8/15/11	2,238	355,842	361,210	5,368
Goldman Sachs International:
Great British Pound settling 8/15/11	853	1,381,075	1,401,895	20,820
Great British Pound settling 8/15/11	479	775,539	787,231	11,692
Royal Bank of Canada:
Norwegian Krone settling 8/15/11	4,593	828,942	849,032	20,090
Royal Bank of Scotland PLC:
Swiss Franc settling 8/15/11	1,978	2,227,127	2,320,227	93,100
Swiss Franc settling 8/15/11	1,029	1,158,601	1,207,034	48,433
Swiss Franc settling 8/15/11	529	595,627	620,526	24,899
Societe Generale:
Euro settling 8/15/11	9,101	13,036,818	13,072,851	36,033
Japanese Yen settling 8/15/11	102,306	1,269,928	1,255,512	(14,416)
Standard Chartered Bank:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Japanese Yen settling 8/15/11	143,018	$1,770,880	$1,755,135	$(15,745)
Japanese Yen settling 8/15/11	413,478	5,129,650	5,074,254	(55,396)
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	2,049	2,149,544	2,167,169	17,625
Australian Dollar settling 8/15/11	507	531,879	536,240	4,361
Australian Dollar settling 8/15/11	3,037	3,222,074	3,212,149	(9,925)
Sale Contracts
Bank of America NA:
Great British Pound settling 8/15/11	1,986	3,239,563	3,263,967	(24,404)
Barclays Bank PLC Wholsale:
Norwegian Krone settling 8/15/11	4,115	740,069	760,672	(20,603)
Norwegian Krone settling 8/15/11	7,529	1,354,066	1,391,762	(37,696)
BNP Paribas SA:
Euro settling 8/15/11	2,853	4,038,430	4,098,104	(59,674)
Euro settling 8/15/11	3,437	4,865,084	4,936,973	(71,889)
Great British Pound settling 8/15/11	10,750	17,575,820	17,667,499	(91,679)
Japanese Yen settling 8/15/11	458,269	5,507,952	5,623,935	(115,983)
Citibank NA:
Canadian Dollar settling 8/15/11	2,772	2,867,517	2,855,859	11,658
Canadian Dollar settling 8/15/11	2,700	2,793,036	2,781,681	11,355
Swiss Franc settling 8/15/11	1,978	2,255,635	2,320,227	(64,592)
Credit Suisse London Branch (GFX):
Swiss Franc settling 8/15/11	1,029	1,152,825	1,207,034	(54,209)
Deutsche Bank AG London:
Swedish Krona settling 8/15/11	2,238	351,688	361,210	(9,522)
Swedish Krona settling 8/15/11	7,644	1,199,567	1,233,731	(34,164)
Swedish Krona settling 8/15/11	8,036	1,262,807	1,296,999	(34,192)
Standard Chartered Bank:
Japanese Yen settling 8/15/11	279,564	3,461,621	3,430,844	30,777
Japanese Yen settling 8/15/11	144,046	1,787,049	1,767,750	19,299
UBS AG:
Australian Dollar settling 8/15/11	507	525,217	536,240	(11,023)
Euro settling 8/15/11	860	1,222,322	1,235,320	(12,998)
Euro settling 8/15/11	2,410	3,425,345	3,461,770	(36,425)
Japanese Yen settling 8/15/11	40,454	482,601	496,457	(13,856)
Norwegian Krone settling 8/15/11	4,593	828,645	849,032	(20,387)
Norwegian Krone settling 8/15/11	12,994	2,344,311	2,401,986	(57,675)
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	2,001	2,099,189	2,116,401	(17,212)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $125,736,287 and gross unrealized depreciation of investments was $(10,065,679), resulting in net unrealized appreciation of $115,670,608.
(d)	An amount of U.S. $151,054 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	–	American Depositary Receipt

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$84,027,503	$24,214,883	$—	$108,242,386
Information Technology	88,640,954	13,843,203	—	102,484,157
Financials	59,550,161	41,357,525	—	100,907,686
Energy	60,565,423	18,347,896	—	78,913,319
Industrials	44,863,870	26,120,955	74	70,984,899
Health Care	52,604,193	8,075,592	—	60,679,785
Materials	29,608,957	19,549,592	—	49,158,549
Consumer Staples	23,182,674	18,747,159	—	41,929,833
Telecommunication Services	16,255,406	7,052,731	—	23,308,137
Utilities	11,895,576	2,726,213	—	14,621,789
Rights	0	—	—	0
Short-Term Investments	6,067,771	—	—	6,067,771

Total Investments in Securities	477,262,488	180,035,749+	74	657,298,311
Other Financial Instruments* :
Assets
Futures Contracts	2,507	—	—	2,507
Forward Currency Exchange Contracts	—	668,239	—	668,239
Liabilities
Futures Contracts	(16,069)	—	—	(16,069)
Forward Currency Exchange Contracts	—	(908,353)	—	(908,353)

Total	$477,248,926	$179,795,635	$74	$657,044,635

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategy values its securities which may materially affect the value of securities trading in such markets. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategy’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Industrials	Total
Balance as of 8/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	1	1

Purchases	73	73
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 5/31/11	$74	$74

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$1	$1

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

May 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 54.3%
Long-Term Municipal Bonds - 51.6%
Alabama - 8.1%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/18	$2,040	$2,402,896
NPFGC-RE
5.00%, 12/01/21	1,700	1,824,355
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/25	3,980	4,235,277
Jefferson Cnty AL Swr
FGIC
5.00%, 2/01/38 (Pre-refunded/ETM)	2,710	2,850,026
5.125%, 2/01/42 (Pre-refunded/ETM)	1,650	1,737,631
5.25%, 2/01/24 (Pre-refunded/ETM)	3,200	3,374,592
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	1,100	1,154,197

		17,578,974

Arizona - 0.8%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.18%, 2/01/42 (a)	785	705,746
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	655	661,544
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	40	38,887
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	400	382,308

		1,788,485

California - 6.1%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,249,919
California Econ Recovery (California Econ Rec Spl Tax)
Series A
5.00%, 7/01/20	2,450	2,801,012
5.25%, 7/01/12	1,000	1,049,990
California GO
5.00%, 3/01/16	2,225	2,528,868
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/23	1,850	2,051,114
San Bernardino Cnty CA Trnsp Auth (San Bernardino Cnty CA Trnsp Sales Tax)
Series 2009-A
5.00%, 5/01/12	2,525	2,629,560

		13,310,463

	Principal Amount (000)	U.S. $ Value
Colorado - 0.7%
Mesa Cnty Co. Vly SD #51 GO
NPFGC
5.00%, 12/01/23	1,000	1,059,060
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (b)	710	248,500
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (b)	260	117,000

		1,424,560

District of Columbia - 0.7%
District of Columbia GO
AMBAC Series 2007
5.25%, 6/01/18	1,200	1,418,160

Florida - 4.3%
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/15-3/01/16	4,000	4,242,220
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,100	1,148,818
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)(c)	105	42,000
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)(c)	100	87,000
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	245	231,527
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (b)	15	14,695
Series 2010A-2
6.125%, 5/01/35 (b)(d)	35	24,544
Series 2010B
5.125%, 5/01/17 (b)(d)	75	61,844
Series 4B
5.125%, 5/01/09 (b)	25	0
Palm Beach Cnty FL Sch Brd COP
NPFGC-RE
5.00%, 8/01/13	1,030	1,106,581
Parkway Center CDD FL
Series B
5.625%, 5/01/14	130	108,239
Paseo CDD FL
5.00%, 2/01/11 (b)(c)	405	121,500
Series B
4.875%, 5/01/10 (b)(c)	425	127,500
Sarasota Cnty FL Sch Brd COP
5.00%, 7/01/22	1,165	1,272,390
Verano CDD FL
Series B
5.00%, 11/01/13	655	511,719

	Principal Amount (000)	U.S. $ Value
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	105	90,640
Waterset North CDD FL
Series B
6.55%, 11/01/15	485	293,968

		9,485,185

Guam - 0.1%
Guam Wtrworks Auth COP
Series 05
5.00%, 7/01/13	225	232,157

Illinois - 4.3%
Cook Cnty IL GO
5.00%, 11/15/25	3,755	3,930,546
Illinois Finance Auth (Northwestern Univ)
1.75%, 12/01/34	3,605	3,637,914
Illinois GO
NPFGC-RE
5.00%, 4/01/15	1,545	1,673,930
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	94,248

		9,336,638

Indiana - 0.9%
Indiana Bond Bank Gas (JP Morgan Chase)
Series A
5.25%, 10/15/19	1,945	2,048,435

Louisiana - 2.5%
Louisiana GO
NPFGC Series A
5.25%, 8/01/16	3,830	4,413,884
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	1,000	1,069,630

		5,483,514

Nevada - 0.1%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (b)	35	23,337
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	245	245,000

		268,337

New Jersey - 2.7%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
AMBAC Series A

	Principal Amount (000)	U.S. $ Value
5.50%, 12/15/13	1,775	1,949,909
NPFGC-RE Series 2006A
5.00%, 6/15/12	3,775	3,939,816

		5,889,725

New York - 2.9%
New York NY GO
Series 04G
5.00%, 8/01/12	1,315	1,383,735
Series E
5.00%, 8/01/15	2,625	2,997,645
Series H
5.00%, 8/01/11	1,645	1,657,469
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.25%, 6/01/13	295	295,959

		6,334,808

North Carolina - 0.4%
North Carolina Eastern Mun Pwr Agy
Series A
5.00%, 1/01/15	785	870,785

Ohio - 1.9%
American Mun Pwr OH (American Mun Pwr Ohio, Inc.)
5.00%, 2/01/12	1,000	1,017,520
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	1,000	1,076,770
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp Llc)
Series A
7.00%, 8/01/21	245	215,585
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	1,620	1,729,496

		4,039,371

Pennsylvania - 0.2%
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	185	182,717
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15 (b)	255	237,443

		420,160

Puerto Rico - 3.9%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/18	2,300	2,521,628
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/14	2,820	3,060,151

	Principal Amount (000)	U.S. $ Value
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	2,750	2,926,275

		8,508,054

South Carolina - 1.2%
South Carolina Pub Svc Auth
AGM
5.00%, 1/01/14	2,450	2,698,112

Texas - 8.9%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	6,915	7,582,782
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	2,815	3,063,783
Houston TX GO
NPFGC
5.00%, 3/01/15	3,300	3,740,880
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,765	3,277,050
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/16	1,640	1,821,368

		19,485,863

Washington - 0.9%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/24 (e)	1,815	1,999,350

Total Long-Term Municipal Bonds (cost $109,662,682)		112,621,136

Short-Term Municipal Notes - 2.7%
Mississippi - 1.3%
Mississippi Business Fin Corp. (Chevron USD, Inc.)
Series 2009 F
0.10%, 12/01/30 (f)	2,800	2,800,000

Texas - 1.4%
HoustonTX Hgr Ed Fin Corp. (Rice University)
Series 2008 A
0.10%, 5/15/48 (f)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $5,800,000)		5,800,000

Total Municipal Obligations (cost $115,462,682)		118,421,135

Company	Shares	U.S. $ Value
COMMON STOCKS - 45.7%
Consumer Discretionary - 7.4%
Auto Components - 1.1%
BorgWarner, Inc. (g)	7,450	$540,199
Bridgestone Corp.	8,100	184,751
Faurecia	1,509	64,592
GKN PLC	42,700	154,279
Johnson Controls, Inc.	18,700	740,520
Lear Corp.	5,800	294,756
Magna International, Inc.-Class A	2,400	116,179
NGK Spark Plug Co., Ltd.	5,000	66,953
Sumitomo Rubber Industries Ltd.	4,200	48,674
TRW Automotive Holdings Corp. (g)	5,200	295,724

		2,506,627

Automobiles - 0.5%
Ford Motor Co. (g)	13,000	193,960
General Motors Co. (g)	3,000	95,430
Nissan Motor Co., Ltd.	21,200	213,421
Renault SA	3,400	193,695
Toyota Motor Corp.	7,200	300,956

		997,462

Distributors - 0.2%
Li & Fung Ltd.	190,000	425,569

Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd. (g)	2,600	101,400
Shangri-La Asia Ltd.	85,833	225,408
Starbucks Corp.	17,715	651,735
Thomas Cook Group PLC	20,800	51,655

		1,030,198

Household Durables - 0.5%
LG Electronics, Inc.	1,410	127,430
NVR, Inc. (g)	375	279,750
Sharp Corp.	18,000	168,981
Sony Corp.	3,700	99,047
Stanley Black & Decker, Inc.	6,275	463,597

		1,138,805

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (g)	3,565	701,200
Rakuten, Inc.	175	177,934

		879,134

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	4,300	49,566

Media - 2.2%
Cablevision Systems Corp.	4,500	159,840
Comcast Corp.-Class A	53,400	1,347,816
DIRECTV (g)	9,000	452,340
Gannett Co., Inc.	8,900	126,914
McGraw-Hill Cos., Inc. (The)	4,900	208,103
News Corp.-Class A	53,500	981,190
Time Warner Cable, Inc.-Class A	8,000	617,760

Company	Shares	U.S. $ Value
Viacom, Inc.-Class B	5,500	277,255
Vivendi SA	6,580	184,318
Walt Disney Co. (The)	13,525	563,046

		4,918,582

Multiline Retail - 0.1%
Don Quijote Co., Ltd.	2,300	80,418
Takashimaya Co., Ltd.	8,000	52,278

		132,696

Specialty Retail - 1.8%
Esprit Holdings Ltd.	24,400	91,869
Fast Retailing Co., Ltd.	1,000	146,163
Foot Locker, Inc.	14,500	361,630
GameStop Corp.-Class A (g)	4,800	134,304
Gap, Inc. (The)	11,200	217,280
Hennes & Mauritz AB - Class B	12,550	467,123
Inditex SA	4,250	387,311
Limited Brands, Inc.	20,125	804,195
Lowe’s Cos., Inc.	21,200	511,768
Office Depot, Inc. (g)	33,000	138,930
Ross Stores, Inc.	4,300	352,428
TJX Cos., Inc.	4,600	243,892
Yamada Denki Co., Ltd.	1,750	137,019

		3,993,912

Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA	1,110	72,549
Yue Yuen Industrial Holdings Ltd.	25,500	88,017

		160,566

		16,233,117

Information Technology - 7.0%
Communications Equipment - 1.0%
Alcatel-Lucent (Sponsored ADR) (g)	12,200	69,174
HTC Corp.	5,000	213,568
Juniper Networks, Inc. (g)	1,900	69,559
Motorola Solutions, Inc. (g)	7,700	368,599
QUALCOMM, Inc.	15,670	918,105
Riverbed Technology, Inc. (g)	17,650	669,288

		2,308,293

Computers & Peripherals - 2.2%
Apple, Inc. (g)	7,000	2,434,810
Dell, Inc. (g)	24,900	400,392
EMC Corp. (g)	31,575	898,940
Fujitsu Ltd.	19,000	100,223
Hewlett-Packard Co.	8,300	310,254
Logitech International SA (g)	19,240	238,408
NetApp, Inc. (g)	4,777	261,636
Pegatron Corp. (g)	18,000	19,435
Toshiba Corp.	25,000	133,032

		4,797,130

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.1%
AU Optronics Corp. (g)	138,070	113,133
LG Display Co., Ltd.	500	16,656

		129,789

Internet Software & Services - 0.8%
Google, Inc.-Class A (g)	2,975	1,573,834
Kakaku.com, Inc.	10	62,978
Telecity Group PLC (g)	2,984	26,672

		1,663,484

IT Services - 0.4%
Accenture PLC	13,115	752,670
Amadeus IT Holding SA (g)	1,985	40,803
Cap Gemini SA (g)	1,600	91,571

		885,044

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	10,000	84,347

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp.-Class A (g)	20,421	734,748
Lam Research Corp. (g)	3,900	183,280
Marvell Technology Group Ltd. (g)	17,500	284,200
Powertech Technology, Inc.	10,000	37,420
Samsung Electronics Co., Ltd.	160	134,145
Sumco Corp. (g)	3,100	55,956
Trina Solar Ltd. (Sponsored ADR) (g)	5,800	133,110

		1,562,859

Software - 1.8%
Aveva Group PLC	3,300	90,672
Citrix Systems, Inc. (g)	10,250	898,105
Intuit, Inc. (g)	8,660	467,380
Konami Corp.	2,200	45,761
Microsoft Corp.	16,600	415,166
Oracle Corp.	35,000	1,197,700
Rovi Corp. (g)	4,496	260,588
SAP AG	5,500	342,184
Temenos Group AG (g)	5,962	210,278

		3,927,834

		15,358,780

Financials - 6.8%
Capital Markets - 0.9%
Blackstone Group LP	30,475	525,389
Deutsche Bank AG	1,400	83,805
Goldman Sachs Group, Inc. (The)	6,530	918,967
Man Group PLC	21,002	89,117
Morgan Stanley	5,600	135,296
UBS AG (g)	9,758	187,766

		1,940,340

Company	Shares	U.S. $ Value
Commercial Banks - 1.8%
Australia & New Zealand Banking Group Ltd.	3,700	87,618
Banco do Brasil SA	7,400	131,561
Bank of China Ltd. (g)	137,000	75,815
Barclays PLC	40,700	186,015
BNP Paribas	3,774	295,713
Danske Bank A/S (g)	5,333	112,625
Hana Financial Group, Inc.	2,500	90,187
HSBC Holdings PLC	28,800	301,012
Itau Unibanco Holding SA (ADR)	7,000	159,810
KB Financial Group, Inc.	1,388	66,456
KBC Groep NV	2,700	114,615
Lloyds Banking Group PLC (g)	202,200	173,263
Mitsubishi UFJ Financial Group, Inc.	20,100	92,696
National Australia Bank Ltd.	8,500	241,043
National Bank of Canada	500	41,776
Societe Generale	5,640	336,324
Standard Chartered PLC	10,630	285,399
Sumitomo Mitsui Financial Group, Inc.	5,000	144,518
Turkiye Is Bankasi - Class C	13,700	42,891
UniCredit SpA	70,525	160,899
Wells Fargo & Co.	27,300	774,501

		3,914,737

Consumer Finance - 0.0%
Shriram Transport Finance Co., Ltd.	5,500	85,625

Diversified Financial Services - 2.1%
Bank of America Corp.	13,700	160,975
Citigroup, Inc.	18,240	750,576
IG Group Holdings PLC	21,598	159,818
ING Groep NV (g)	28,934	350,776
JPMorgan Chase & Co.	64,375	2,783,575
Moody’s Corp.	4,800	191,568
ORIX Corp.	1,260	120,793

		4,518,081

Insurance - 1.5%
ACE Ltd.	4,700	323,454
Admiral Group PLC	10,559	299,591
Aegon NV (g)	19,300	135,275
AIA Group Ltd. (g)	60,800	214,817
Allianz SE	2,000	277,306
Allstate Corp. (The)	3,400	106,692
Aviva PLC	20,000	144,006
Berkshire Hathaway, Inc. (g)	2,500	197,675
Chubb Corp.	3,600	236,124
MetLife, Inc.	12,000	529,200
Muenchener Rueckversicherungs AG	1,000	153,702
Prudential PLC	9,600	116,803
Travelers Cos., Inc. (The)	8,000	496,640

		3,231,285

Real Estate Management & Development - 0.4%
CapitaLand Ltd.	28,000	70,173
China Overseas Land & Investment Ltd.	44,000	91,705
Hang Lung Group Ltd.	20,200	131,287
Hang Lung Properties Ltd.	94,000	391,318

Company	Shares	U.S. $ Value
Mitsubishi Estate Co., Ltd.	11,000	196,555
Mitsui Fudosan Co., Ltd.	4,000	67,515
New World Development Ltd.	29,682	50,650

		999,203

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	9,500	144,403

		14,833,674

Energy - 5.7%
Energy Equipment & Services - 1.7%
AMEC PLC	19,011	362,999
Cameron International Corp. (g)	1,850	88,171
Ensco PLC (Sponsored ADR)	6,400	341,248
McDermott International, Inc. (g)	9,200	195,224
Nabors Industries Ltd. (g)	11,300	315,157
Petrofac Ltd.	17,200	455,273
Saipem SpA	4,500	238,249
Schlumberger Ltd.	15,090	1,293,515
Technip SA	2,336	252,125
Transocean Ltd.	1,300	90,103

		3,632,064

Oil, Gas & Consumable Fuels - 4.0%
Afren PLC (g)	58,200	159,153
BP PLC	31,100	239,475
Chevron Corp.	8,900	933,699
China Petroleum & Chemical Corp.-Class H	130,000	129,916
ConocoPhillips	10,300	754,166
Devon Energy Corp.	8,800	739,816
ENI SpA	8,200	196,648
EOG Resources, Inc.	5,215	569,165
Forest Oil Corp. (g)	1,700	50,830
Gazprom OAO (Sponsored ADR) (g)	10,600	156,350
Hess Corp.	6,400	505,792
JX Holdings, Inc.	10,200	67,411
LUKOIL OAO (London) (Sponsored ADR)	2,200	141,460
Marathon Oil Corp.	13,000	704,210
Newfield Exploration Co. (g)	4,200	313,278
Nexen, Inc. (New York)	13,500	311,850
Nexen, Inc. (Toronto)	8,833	203,765
Noble Energy, Inc.	11,211	1,044,865
Occidental Petroleum Corp.	5,510	594,253
OMV AG	1,600	66,638
Penn West Petroleum Ltd.	4,867	125,888
Petroleo Brasileiro SA (Sponsored ADR)	1,854	57,956
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	9,169	327,345
Southwestern Energy Co. (g)	3,225	141,158
Suncor Energy, Inc. (Toronto)	4,932	205,914
Tesoro Corp. (g)	4,900	119,560

		8,860,561

		12,492,625

Company	Shares	U.S. $ Value
Industrials - 5.0%
Aerospace & Defense - 0.8%
BAE Systems PLC	36,900	200,926
Goodrich Corp.	5,650	493,188
Huntington Ingalls Industries, Inc. (g)	1,850	67,655
Northrop Grumman Corp.	10,100	659,429
Precision Castparts Corp.	900	141,390
Raytheon Co.	3,200	161,216

		1,723,804

Air Freight & Logistics - 0.5%
Kuehne & Nagel International AG	568	89,400
United Parcel Service, Inc.-Class B	13,265	974,845

		1,064,245

Airlines - 0.1%
Delta Air Lines, Inc. (g)	23,100	232,848

Building Products - 0.1%
Asahi Glass Co., Ltd.	14,000	165,470
Cie de St-Gobain	1,300	86,270

		251,740

Commercial Services & Supplies - 0.2%
Aggreko PLC	6,000	184,626
Serco Group PLC	30,753	292,548

		477,174

Construction & Engineering - 0.2%
Bouygues SA	5,700	264,232
Larsen & Toubro Ltd.	3,500	127,642
Samsung Engineering Co., Ltd.	200	45,881

		437,755

Electrical Equipment - 0.5%
Bharat Heavy Electricals Ltd.	1,600	69,170
Cooper Industries PLC	7,525	472,946
Furukawa Electric Co., Ltd.	10,000	36,485
Mitsubishi Electric Corp.	7,000	79,178
Rockwell Automation, Inc.	1,630	135,469
Sumitomo Electric Industries Ltd.	11,200	161,975
Vestas Wind Systems A/S (g)	3,500	105,885

		1,061,108

Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	3,645	82,974
Cookson Group PLC	458	5,194
General Electric Co.	43,500	854,340
Keppel Corp. Ltd.	25,800	241,074
SembCorp Industries Ltd.	28,000	114,885

		1,298,467

Machinery - 1.5%
Danaher Corp.	18,750	1,022,437
Fanuc Corp.	2,000	308,702
Flowserve Corp.	5,714	692,708
Ingersoll-Rand PLC	9,000	449,100
Jain Irrigation Systems Ltd.	13,800	51,786

Company	Shares	U.S. $ Value
Komatsu Ltd.	6,700	201,210
Parker Hannifin Corp.	5,300	470,905

		3,196,848

Professional Services - 0.3%
Capita Group PLC (The)	38,100	462,322
Experian PLC	11,800	155,609
Intertek Group PLC	1,947	65,643

		683,574

Road & Rail - 0.1%
DSV A/S	4,275	107,189
East Japan Railway Co.	1,500	87,545
Firstgroup PLC	5,500	30,668

		225,402

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	4,400	111,856
Mitsui & Co., Ltd.	4,600	78,683

		190,539

Transportation Infrastructure - 0.0%
China Merchants Holdings International Co., Ltd.	24,000	105,493

		10,948,997

Health Care - 4.4%
Biotechnology - 0.8%
Amgen, Inc. (g)	6,600	399,564
Celgene Corp. (g)	12,497	761,192
Gilead Sciences, Inc. (g)	15,140	631,944

		1,792,700

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. (g)	7,600	54,568
Cochlear Ltd.	254	21,660
Covidien PLC	3,200	176,000

		252,228

Health Care Providers & Services - 1.1%
Express Scripts, Inc.-Class A (g)	16,210	965,468
HCA Holdings, Inc. (g)	7,075	246,847
Health Net, Inc. (g)	5,800	186,122
UnitedHealth Group, Inc.	7,700	376,915
WellPoint, Inc.	6,400	500,288

		2,275,640

Pharmaceuticals - 2.4%
Allergan, Inc.	8,855	732,574
Aspen Pharmacare Holdings Ltd. (g)	4,934	63,315
AstraZeneca PLC	8,500	443,707
AstraZeneca PLC (Sponsored ADR)	11,200	586,880
Johnson & Johnson	17,400	1,170,846
Merck & Co., Inc.	1,400	51,450
Novartis AG	5,140	331,637
Pfizer, Inc.	67,000	1,437,150
Roche Holding AG	1,100	193,679

Company	Shares	U.S. $ Value
Sanofi	2,261	179,305

		5,190,543

		9,511,111

Materials - 3.5%
Chemicals - 2.2%
Clariant AG (g)	3,100	68,284
Dow Chemical Co. (The)	36,275	1,310,616
Huabao International Holdings Ltd.	50,000	70,589
Israel Chemicals Ltd.	29,200	476,524
K&S AG	6,980	558,068
Koninklijke DSM NV	2,273	152,639
LyondellBasell Industries NV	5,400	236,574
Monsanto Co.	15,772	1,120,443
Potash Corp. of Saskatchewan, Inc.	12,275	694,765
Ube Industries Ltd.	5,000	15,531

		4,704,033

Construction Materials - 0.0%
CRH PLC (London)	1,281	28,055

Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd.	1,220	78,934
Alcoa, Inc.	26,000	437,060
Centamin Egypt Ltd. (g)	16,100	33,788
Cliffs Natural Resources, Inc.	3,000	272,100
Dowa Holdings Co., Ltd.	8,000	47,777
Hindalco Industries Ltd.	10,300	45,226
JFE Holdings, Inc.	5,100	127,876
New Gold, Inc. (g)	3,441	34,984
Newcrest Mining Ltd.	2,000	84,723
Rio Tinto PLC	13,056	909,771
Tata Steel Ltd.	8,300	108,705
ThyssenKrupp AG	3,000	142,944
Vale SA (Sponsored ADR) (Local Preference Shares)	7,800	228,540
Xstrata PLC	10,330	243,606

		2,796,034

		7,528,122

Consumer Staples - 3.4%
Beverages - 0.3%
Anheuser-Busch InBev NV	5,361	324,157
Asahi Breweries Ltd.	3,600	70,365
Constellation Brands, Inc.-Class A (g)	16,500	362,340

		756,862

Food & Staples Retailing - 0.7%
Delhaize Group SA (g)	2,000	165,763
Koninklijke Ahold NV	4,000	57,138
Kroger Co. (The)	15,800	392,156
Olam International Ltd.	201,000	485,738
Safeway, Inc.	2,200	54,340
Sugi Holdings Co., Ltd.	3,500	83,893
Tesco PLC	52,345	361,788

		1,600,816

Company	Shares	U.S. $ Value
Food Products - 0.9%
Bunge Ltd.	6,600	491,370
ConAgra Foods, Inc.	6,800	172,924
General Mills, Inc.	6,100	242,597
Premier Foods PLC (g)	82,400	43,728
Sara Lee Corp.	22,400	437,920
Smithfield Foods, Inc. (g)	10,800	226,260
Tyson Foods, Inc.-Class A	15,000	285,300

		1,900,099

Household Products - 0.6%
Kimberly-Clark Corp.	1,300	88,790
Procter & Gamble Co. (The)	18,275	1,224,425

		1,313,215

Tobacco - 0.9%
Altria Group, Inc.	16,900	474,214
British American Tobacco PLC	10,289	461,684
Imperial Tobacco Group PLC	13,808	495,312
Japan Tobacco, Inc.	129	499,286

		1,930,496

		7,501,488

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	42,200	1,331,832
CenturyLink, Inc.	7,300	315,287
France Telecom SA	7,600	174,072
Nippon Telegraph & Telephone Corp.	4,500	211,758
Telecom Italia SpA (ordinary shares)	146,500	207,817
Telecom Italia SpA (savings shares)	54,100	66,242
Telenor ASA	4,700	79,652
Verizon Communications, Inc.	8,200	302,826

		2,689,486

Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (g)	71,400	417,690
Vodafone Group PLC	127,487	354,489
Vodafone Group PLC (Sponsored ADR)	15,600	437,268

		1,209,447

		3,898,933

Utilities - 0.7%
Electric Utilities - 0.3%
E.ON AG	10,500	298,612
Edison International	2,300	90,528
EDP - Energias de Portugal SA	31,500	117,409
Pepco Holdings, Inc.	7,300	145,781
Tokyo Electric Power Co., Inc. (The)	11,500	44,987

		697,317

Gas Utilities - 0.0%
Tokyo Gas Co., Ltd.	4,000	17,026

Company	Shares	U.S. $ Value
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	4,000	148,720

Multi-Utilities - 0.3%
CMS Energy Corp.	9,400	187,436
DTE Energy Co.	6,900	356,178

		543,614

		1,406,677

Total Common Stocks (cost $79,395,561)		99,713,524

RIGHTS - 0.0%
Energy - 0.0%
OMV AG (g) (cost $0)	1,600	0

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (h) (cost $133,959)	133,959	133,959

Total Investments - 100.1% (cost $194,992,202) (i)		218,268,619
Other assets less liabilities - (0.1)% (j)		(159,847)

Net Assets - 100.0%		$218,108,772

FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	3	June 2011	$124,603	$123,345	$(1,258)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Australian Dollar settling 8/15/11	347	$365,199	$367,012	$1,813
Great British Pound settling 8/15/11	1,031	1,675,426	1,694,436	19,010
Credit Suisse London Branch (GFX):
Euro settling 8/15/11	784	1,129,830	1,126,152	(3,678)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 8/15/11	3,701	$677,809	$684,143	$6,334
Deutsche Bank AG London:
Swedish Krona settling 8/15/11	3,208	511,057	517,767	6,710
Royal Bank of Scotland PLC:
Swiss Franc settling 8/15/11	359	404,216	421,113	16,897
Societe Generale:
Euro settling 8/15/11	1,481	2,121,473	2,127,337	5,864
Standard Chartered Bank:
Japanese Yen settling 8/15/11	65,530	812,972	804,193	(8,779)
State Street Bank and Trust Co.:
Australian Dollar settling 8/15/11	70	73,545	74,037	492
Great British Pound settling 8/15/11	202	328,339	331,985	3,646
Great British Pound settling 8/15/11	163	264,676	267,888	3,212
Great British Pound settling 8/15/11	56	90,932	92,036	1,104
Japanese Yen settling 8/15/11	16,899	209,144	207,387	(1,757)
Japanese Yen settling 8/15/11	14,162	175,751	173,798	(1,953)
Norwegian Krone settling 8/15/11	872	157,685	161,193	3,508
Swedish Krona settling 8/15/11	1,680	266,740	271,150	4,410
Swedish Krona settling 8/15/11	366	58,111	59,072	961
Swiss Franc settling 8/15/11	252	284,318	295,600	11,282
Swiss Franc settling 8/15/11	206	232,314	241,641	9,327
Swiss Franc settling 8/15/11	55	62,026	64,516	2,490
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	348	365,077	368,070	2,993
Australian Dollar settling 8/15/11	516	547,445	545,759	(1,686)
Sale Contracts
Bank of America NA:
Great British Pound settling 8/15/11	365	595,388	599,873	(4,485)
BNP Paribas SA:
Euro settling 8/15/11	439	621,406	630,588	(9,182)
Euro settling 8/15/11	523	740,308	751,247	(10,939)
Great British Pound settling 8/15/11	1,726	2,821,941	2,836,661	(14,720)
Japanese Yen settling 8/15/11	71,512	859,505	877,604	(18,099)
Citibank NA:
Canadian Dollar settling 8/15/11	495	512,057	509,975	2,082
Canadian Dollar settling 8/15/11	455	470,678	468,764	1,914
Swiss Franc settling 8/15/11	359	409,390	421,113	(11,723)
Standard Chartered Bank:
Japanese Yen settling 8/15/11	41,996	521,006	515,380	5,626
Japanese Yen settling 8/15/11	47,797	591,833	586,571	5,262
State Street Bank and Trust Co.:
Australian Dollar settling 8/15/11	38	39,756	40,191	(435)
Australian Dollar settling 8/15/11	70	72,451	74,037	(1,586)
Euro settling 8/15/11	103	146,442	147,951	(1,509)
Great British Pound settling 8/15/11	25	40,491	41,087	(596)
Norwegian Krone settling 8/15/11	420	75,845	77,638	(1,793)
Norwegian Krone settling 8/15/11	872	156,997	161,192	(4,195)
Norwegian Krone settling 8/15/11	1,540	278,100	284,675	(6,575)
Swedish Krona settling 8/15/11	366	57,604	59,072	(1,468)
Swedish Krona settling 8/15/11	1,332	209,882	214,983	(5,101)
Swedish Krona settling 8/15/11	1,315	206,964	212,239	(5,275)
Swiss Franc settling 8/15/11	27	31,153	31,672	(519)
Swiss Franc settling 8/15/11	55	61,620	64,516	(2,896)
UBS AG:
Euro settling 8/15/11	345	490,350	495,564	(5,214)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 8/15/11	2,161	$389,876	$399,468	$(9,592)
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	342	358,782	361,724	(2,942)

INTEREST RATE SWAP TRANSACTIONS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$970	2/12/12	SIFMA	*	3.548%	$23,993

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2011.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	When-Issued or delayed delivery security.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	Non-income producing security.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,492,910 and gross unrealized depreciation of investments was $(3,216,493), resulting in net unrealized appreciation of $23,276,417.
(j)	An amount of U.S. $9,025 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2011.

As of May 31, 2011, the Strategy held 54.3% of its total investments in municipal bonds. Of the total investments in municipal bonds, 41.2% is insured (18.7% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District

COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PUD	-	Public Utility District
SD	-	School District
SID	-	Special Improvement District
SSA	-	Special Services Area

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of
May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$118,421,136	$—	$118,421,136
Common Stocks
Consumer Discretionary	12,398,710	3,834,407	—	16,233,117
Information Technology	13,301,538	2,057,242	—	15,358,780
Financials	8,463,779	6,369,895	—	14,833,674
Energy	9,699,583	2,793,042	—	12,492,625
Industrials	6,828,476	4,120,521	—	10,948,997
Health Care	8,277,808	1,233,303	—	9,511,111
Materials	4,484,605	3,043,517	—	7,528,122
Consumer Staples	4,496,364	3,005,124	—	7,501,488
Telecommunication Services	2,804,903	1,094,030	—	3,898,933
Utilities	928,643	478,034	—	1,406,677
Short-Term Investments	133,959	—	—	133,959

Total Investments in Securities	71,818,368	146,450,251+	—	218,268,619
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	114,937	—	114,937
Interest Rate Swap Contracts	—	—	23,993	23,993
Liabilities
Futures Contracts	(1,258)	—	—	(1,258)
Forward Currency Exchange Contracts	—	(136,697)	—	(136,697)

Total	$71,817,110	$146,428,491	$23,993	$218,269,594

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategy values its securities which may materially affect the value of securities trading in such markets. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategy’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Municipal Obligations	Interest Rate Swap Transactions	Total
Balance as of 8/31/10	$71,192	$—	$71,192
Accrued discounts/(premiums)	2,453	—	2,453
Realized gain (loss)	(1,075)	—	(1,075)

Change in unrealized appreciation/depreciation	13,837	—	13,837
Purchases	(1,094)	—	(1,094)
Sales	1,075	—	1,075
Transfers into Level 3	—	23,993	23,993
Transfers out of Level 3	(86,388)	—	(86,388)

Balance as of 5/31/11	$—	$23,993	$23,993

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$—	$—	$—

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

Portfolio of Investments

May 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.3%
Long-Term Municipal Bonds - 68.3%
Alabama - 2.6%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12	$1,065	$1,110,209
NPFGC-RE
5.00%, 12/01/21	400	429,260
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	1,000	1,049,270

		2,588,739

Arizona - 1.8%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.18%, 2/01/42(a)	235	211,274
Arizona Trans Brd Fed Hwy GAN (Arizona Trans Brd Fed Hwy Grant)
AMBAC Series 2004B
5.00%, 7/01/15	565	621,568
Pima Cnty AZ Swr
Series 2011A
5.00%, 7/01/12	910	948,011

		1,780,853

California - 1.9%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	1,020	1,104,538
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	735	786,325

		1,890,863

Colorado - 1.6%
Adonea Met Dist #2 CO
4.375%, 12/01/15	505	488,885
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.25%, 11/15/18	500	547,325
Regional Trnsp Dist CO COP
AMBAC
5.00%, 12/01/12	555	584,193

		1,620,403

Delaware - 1.5%
Delaware Trnsp Auth
NPFGC Series 2003
5.00%, 7/01/12	1,380	1,449,124

District of Columbia - 0.3%
Metro Washington Arpt Auth VA
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/16	275	307,775

Florida - 5.9%
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,000	1,044,380
Florida Brd of Ed GO (Florida GO)
NPFGC-RE Series 2005A
5.00%, 6/01/15	560	638,053
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	910	1,038,791
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/14	455	492,000
Series 2010A
5.00%, 7/01/16	365	405,676
NPFGC
5.00%, 7/01/11	535	536,824
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/19	1,140	1,297,856
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty Fl Non-ad Valorem)
5.00%, 9/01/13	410	435,920

		5,889,500

Georgia - 4.8%
Atlanta GA GO
Series 2009A
4.00%, 7/01/11	1,415	1,418,085
Fulton & De Kalb Cnty GA Hosp
AGM
5.00%, 1/01/13	1,500	1,595,385
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr)
Series 2009 B
5.25%, 3/15/24	840	857,136
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	430	487,843
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	385	410,822

		4,769,271

Illinois - 0.6%
Illinois GO
AMBAC Series B
5.00%, 3/01/14	600	642,330

Indiana - 0.2%
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	157,576

	Principal Amount (000)	U.S. $ Value
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	75	81,430

		239,006

Iowa - 0.4%
Tobacco Settlement Auth IA
5.60%, 6/01/35 (Pre-refunded/ETM)	375	378,750

Louisiana - 1.1%
Louisiana Offshore Term Auth (Loop, Inc.)
1.60%, 10/01/37	330	330,343
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	265	283,452
New Orleans LA GO
NPFGC
5.25%, 12/01/20	450	460,836

		1,074,631

Massachusetts - 3.3%
Boston MA GO
4.00%, 4/01/13	1,175	1,249,953
Massachusetts GO
Series 2011B
4.00%, 8/01/13	1,115	1,196,518
AGM Series 2006C
2.512%, 11/01/19 (b)	300	286,023
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008
5.00%, 7/01/16	540	565,839

		3,298,333

Michigan - 1.8%
Detroit MI Swr Disp
AGM
0.804%, 7/01/32 (b)	410	290,399
Michigan Trunk Line Spl Tax
AGM Series 05B
5.00%, 9/01/11	1,440	1,456,128

		1,746,527

Minnesota - 0.6%
Minnesota GO
Series 2010D
5.00%, 8/01/24	490	559,119

Mississippi - 0.2%
Mississippi Business Fin Corp. (Mississippi Power Co.)
2.25%, 12/01/40	245	246,083

Nevada - 1.5%
Clark Cnty NV SD GO

	Principal Amount (000)	U.S. $ Value
AGM Series C
5.00%, 6/15/19	750	813,457
Nevada GO
Series 2008C
5.00%, 6/01/15	565	636,710

		1,450,167

New Jersey - 2.0%
New Jersey EDA (New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/17	420	463,743
New Jersey EDA (New Jersey Cigarette Tax)
FGIC Series 4
5.00%, 6/15/11	400	400,464
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
NPFGC Series A
5.25%, 12/15/12	1,100	1,172,171

		2,036,378

New Mexico - 0.5%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13	500	534,510

New York - 7.1%
Metropolitan Trnsp Auth NY (New York St Lease Mta Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	445	468,042
New York NY GO
Series 04G
5.00%, 8/01/12	685	720,805
Series C
5.25%, 8/01/17	160	187,869
Series E
5.00%, 8/01/15	720	822,211
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	280	318,912
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/18	1,000	1,140,340
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	1,365	1,430,411
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	540	635,521
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/16	550	635,426
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.25%, 6/01/13	235	235,763
Series 2008
5.00%, 6/01/11	490	490,000

		7,085,300

North Carolina - 1.6%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/17	225	235,656
Series C
5.30%, 1/01/15	800	843,608
North Carolina Mun Pwr Agy #1
5.50%, 1/01/13 (Pre-refunded/ETM)	140	151,148
Series A
5.50%, 1/01/13	295	315,485

		1,545,897

Ohio - 3.6%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	515	527,499
AMBAC Series 2006A
5.00%, 1/01/16	490	531,836
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	585	629,911
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	285	313,149
Ohio Turnpike Comm (Ohio Turnpike)
AGM Series 2001B
5.50%, 2/15/12	1,355	1,403,441
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	140	149,463

		3,555,299

Oregon - 2.0%
Tri-County Met Trnsp Dist OR
NPFGC
5.00%, 5/01/12	1,890	1,964,372

Pennsylvania - 3.7%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	245	249,917
Pennsylvania GO
NPFGC
5.00%, 2/01/15	435	479,005
Pennsylvania Turnpike Comm
Series 2009 B
5.00%, 6/01/21	715	753,996

	Principal Amount (000)	U.S. $ Value
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	851,744
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	1,020	1,068,889
Pittsburgh PA GO
5.00%, 9/01/14	285	306,047

		3,709,598

Puerto Rico - 2.9%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	750	777,105
Puerto Rico GO
5.00%, 7/01/11	515	516,560
5.25%, 7/01/12	700	723,366
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.616%, 7/01/28 (b)	280	197,238
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	605	643,781

		2,858,050

Rhode Island - 0.7%
Rhode Island EDC (Rhode Island Dept of Trnsp)
Series 2009A
5.25%, 6/15/18	600	690,360

Texas - 8.7%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	555	608,596
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	1,010	1,135,028
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	700	753,004
Lower Colorado River Auth TX
5.00%, 5/15/24	295	320,473
Mansfield TX ISD GO
5.00%, 2/15/25	610	677,606
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
Series 2007
5.50%, 8/01/22	460	469,587
San Antonio TX Wtr
NPFGC-RE
5.50%, 5/15/16	1,540	1,836,050
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,400	1,462,790
Texas PFA (Texas Workforce Commission)

	Principal Amount (000)	U.S. $ Value
Series 2010A
5.00%, 7/01/13	1,200	1,310,160
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (b)	110	110,653

		8,683,947

Washington - 4.3%
Energy Northwest WA (Bonneville Power Admin)
Series 2008D
5.00%, 7/01/11 (Pre-refunded/ETM)	1,000	1,003,720
King Cnty WA Swr
5.00%, 1/01/29	625	671,181
Washington St GO
5.00%, 2/01/23-1/01/26	1,770	2,000,362
Series 2009A
5.00%, 7/01/15	570	654,223

		4,329,486

Wisconsin - 1.1%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	1,000	1,058,930

Total Municipal Obligations (cost $66,327,801)		67,983,601

	Shares
COMMON STOCKS - 29.7%
Consumer Discretionary - 4.9%
Auto Components - 0.7%
BorgWarner, Inc. (c)	2,100	152,271
Bridgestone Corp.	2,300	52,460
Faurecia	300	12,841
GKN PLC	13,000	46,970
Johnson Controls, Inc.	5,680	224,928
Lear Corp.	1,800	91,476
Magna International, Inc.-Class A	600	29,045
NGK Spark Plug Co., Ltd.	1,000	13,391
Sumitomo Rubber Industries Ltd.	1,200	13,907
TRW Automotive Holdings Corp. (c)	1,100	62,557

		699,846

Automobiles - 0.4%
Ford Motor Co. (c)	3,750	55,950
General Motors Co. (c)	2,600	82,706
Nissan Motor Co., Ltd.	6,900	69,462
Renault SA	1,100	62,666
Toyota Motor Corp.	1,900	79,419

		350,203

Distributors - 0.1%
Inchcape PLC	3,100	20,114

Company	Shares	U.S. $ Value
Li & Fung Ltd.	56,000	125,431

		145,545

Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd. (c)	750	29,250
Shangri-La Asia Ltd.	25,833	67,841
Starbucks Corp.	5,140	189,100
Thomas Cook Group PLC	6,300	15,646

		301,837

Household Durables - 0.3%
LG Electronics, Inc.	320	28,920
NVR, Inc. (c)	115	85,790
Sharp Corp.	4,000	37,551
Sony Corp.	1,100	29,447
Stanley Black & Decker, Inc.	1,825	134,831

		316,539

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (c)	1,045	205,541
Rakuten, Inc.	53	53,889

		259,430

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	800	9,222

Media - 1.6%
Cablevision Systems Corp.	1,300	46,176
Comcast Corp.-Class A	15,775	398,161
DIRECTV (c)	2,600	130,676
Fairfax Media Ltd.	12,300	14,151
Gannett Co., Inc.	2,700	38,502
Informa PLC	4,900	35,157
McGraw-Hill Cos., Inc. (The)	1,400	59,458
News Corp.-Class A	16,500	302,610
Time Warner Cable, Inc.-Class A	2,400	185,328
Viacom, Inc.-Class B	2,400	120,984
Vivendi SA	1,850	51,822
Walt Disney Co. (The)	4,150	172,764

		1,555,789

Multiline Retail - 0.1%
Don Quijote Co., Ltd.	700	24,475
Kohl’s Corp.	2,000	106,480

		130,955

Specialty Retail - 1.1%
Esprit Holdings Ltd.	7,100	26,732
Fast Retailing Co., Ltd.	400	58,465
Foot Locker, Inc.	2,800	69,832
GameStop Corp.-Class A (c)	1,200	33,576
Gap, Inc. (The)	5,700	110,580
Hennes & Mauritz AB - Class B	3,740	139,207
Inditex SA	1,480	134,875
Limited Brands, Inc.	5,625	224,775
Lowe’s Cos., Inc.	6,075	146,651
Office Depot, Inc. (c)	12,000	50,520

Company	Shares	U.S. $ Value
TJX Cos., Inc.	1,400	74,228
Yamada Denki Co., Ltd.	520	40,714

		1,110,155

Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA	310	20,261

		4,899,782

Information Technology - 4.6%
Communications Equipment - 0.7%
Alcatel-Lucent/France (Sponsored ADR) (c)	3,500	19,845
HTC Corp.	1,000	42,714
Juniper Networks, Inc. (c)	1,350	49,423
Motorola Solutions, Inc. (c)	2,200	105,314
QUALCOMM, Inc.	4,635	271,565
Riverbed Technology, Inc. (c)	5,425	205,716

		694,577

Computers & Peripherals - 1.4%
Apple, Inc. (c)	2,095	728,704
Dell, Inc. (c)	6,800	109,344
EMC Corp. (c)	9,458	269,269
Fujitsu Ltd.	6,000	31,649
Hewlett-Packard Co.	2,700	100,926
Logitech International SA (c)	4,480	55,513
NetApp, Inc. (c)	1,380	75,583
Toshiba Corp.	7,000	37,249

		1,408,237

Electronic Equipment, Instruments & Components - 0.0%
AU Optronics Corp. (c)	48,710	39,912

Internet Software & Services - 0.5%
Google, Inc.-Class A (c)	895	473,473
Kakaku.com, Inc.	3	18,893
Telecity Group PLC (c)	700	6,257

		498,623

IT Services - 0.3%
Accenture PLC	3,823	219,402
Amadeus IT Holding SA (c)	559	11,490
Cap Gemini SA (c)	500	28,616

		259,508

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	4,500	37,956

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Semiconductor Engineering, Inc.	16,000	19,750
Broadcom Corp.-Class A (c)	5,925	213,182
Lam Research Corp. (c)	1,100	51,695
Marvell Technology Group Ltd. (c)	5,075	82,418
Samsung Electronics Co., Ltd.	60	50,304
Sumco Corp. (c)	900	16,245

Company	Shares	U.S. $ Value
Trina Solar Ltd. (Sponsored ADR) (c)	1,700	39,015

		472,609

Software - 1.2%
Aveva Group PLC	940	25,828
Citrix Systems, Inc. (c)	3,015	264,174
Intuit, Inc. (c)	2,620	141,401
Konami Corp.	700	14,560
Microsoft Corp.	4,800	120,048
Oracle Corp.	10,430	356,915
Rovi Corp. (c)	1,210	70,132
SAP AG	1,700	105,766
Temenos Group AG (c)	2,020	71,245

		1,170,069

		4,581,491

Financials - 4.4%
Capital Markets - 0.6%
Blackstone Group LP	10,275	177,141
Deutsche Bank AG	200	11,972
Goldman Sachs Group, Inc. (The)	1,990	280,053
Man Group PLC	5,800	24,611
Morgan Stanley	1,600	38,656
UBS AG (c)	2,752	52,955

		585,388

Commercial Banks - 1.2%
Australia & New Zealand Banking Group Ltd.	1,000	23,681
Banco do Brasil SA	1,100	19,556
Bank of China Ltd. (c)	48,500	26,839
Barclays PLC	10,700	48,903
BNP Paribas	1,094	85,721
Danske Bank A/S (c)	1,466	30,960
Fifth Third Bancorp	3,000	39,180
Hana Financial Group, Inc.	400	14,430
HSBC Holdings PLC	8,500	88,840
Itau Unibanco Holding SA (ADR)	2,020	46,117
KB Financial Group, Inc.	439	21,019
KBC Groep NV	1,100	46,695
Lloyds Banking Group PLC (c)	42,100	36,075
Mitsubishi UFJ Financial Group, Inc.	2,200	10,146
National Australia Bank Ltd.	2,400	68,059
National Bank of Canada	400	33,421
Societe Generale	1,450	86,466
Standard Chartered PLC	3,184	85,485
Sumitomo Mitsui Financial Group, Inc.	1,900	54,917
Turkiye Is Bankasi - Class C	3,900	12,210
Turkiye Vakiflar Bankasi Tao - Class D	12,600	29,236
UniCredit SpA	20,280	46,268
Wells Fargo & Co.	7,500	212,775

		1,166,999

Consumer Finance - 0.0%
Shriram Transport Finance Co., Ltd.	2,300	35,807

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.4%
Bank of America Corp.	4,000	47,000
Citigroup, Inc.	7,000	288,050
IG Group Holdings PLC	5,857	43,340
ING Groep NV (c)	8,100	98,199
JPMorgan Chase & Co.	18,575	803,183
Moody’s Corp.	1,400	55,874
ORIX Corp.	340	32,594

		1,368,240

Insurance - 0.9%
Admiral Group PLC	3,057	86,736
Aegon NV (c)	6,400	44,858
AIA Group Ltd. (c)	18,000	63,597
Allianz SE	600	83,192
Aviva PLC	8,300	59,763
Berkshire Hathaway, Inc. (c)	650	51,396
Chubb Corp.	1,000	65,590
MetLife, Inc.	3,410	150,381
Muenchener Rueckversicherungs AG	275	42,268
Prudential PLC	2,950	35,892
Travelers Cos., Inc. (The)	2,800	173,824

		857,497

Real Estate Management & Development - 0.3%
CapitaLand Ltd.	13,000	32,580
China Overseas Land & Investment Ltd.	12,000	25,011
Evergrande Real Estate Group Ltd.	25,000	17,533
Hang Lung Group Ltd.	6,000	38,996
Hang Lung Properties Ltd.	28,000	116,563
Mitsubishi Estate Co., Ltd.	3,000	53,606
Mitsui Fudosan Co., Ltd.	1,000	16,879
New World Development Ltd.	14,187	24,209

		325,377

		4,339,308

Energy - 3.6%
Energy Equipment & Services - 1.1%
AMEC PLC	5,520	105,400
Cameron International Corp. (c)	645	30,741
Ensco PLC (Sponsored ADR)	1,850	98,642
FMC Technologies, Inc. (c)	875	39,051
McDermott International, Inc. (c)	2,700	57,294
Nabors Industries Ltd. (c)	3,300	92,037
Petrofac Ltd.	5,080	134,464
Saipem SpA	1,362	72,110
Schlumberger Ltd.	4,470	383,168
Technip SA	693	74,796
Transocean Ltd.	400	27,724

		1,115,427

Oil, Gas & Consumable Fuels - 2.5%
Afren PLC (c)	17,100	46,761
BP PLC	10,200	78,541
Chevron Corp.	1,600	167,856
China Petroleum & Chemical Corp.-Class H	36,000	35,977

Company	Shares	U.S. $ Value
ConocoPhillips	2,900	212,338
Devon Energy Corp.	2,500	210,175
ENI SpA	1,900	45,565
EOG Resources, Inc.	1,505	164,256
Gazprom OAO (Sponsored ADR) (c)	3,600	53,100
Hess Corp.	1,800	142,254
JX Holdings, Inc.	4,500	29,740
Lukoil OAO (London) (Sponsored ADR)	500	32,150
Marathon Oil Corp.	3,600	195,012
Newfield Exploration Co. (c)	1,350	100,696
Nexen, Inc. (New York)	4,300	99,330
Nexen, Inc. (Toronto)	2,138	49,321
Noble Energy, Inc.	3,269	304,671
Occidental Petroleum Corp.	1,720	185,502
OMV AG	600	24,989
Penn West Petroleum Ltd.	1,220	31,556
Petroleo Brasileiro SA (Sponsored ADR)	441	13,786
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	2,028	72,402
Southwestern Energy Co. (c)	1,035	45,302
Suncor Energy, Inc. (Toronto)	1,576	65,799
Tesoro Corp. (c)	1,300	31,720
Valero Energy Corp.	850	23,375

		2,462,174

		3,577,601

Industrials - 3.2%
Aerospace & Defense - 0.5%
BAE Systems PLC	10,100	54,996
Goodrich Corp.	1,635	142,719
Huntington Ingalls Industries, Inc. (c)	483	17,663
Northrop Grumman Corp.	2,900	189,341
Precision Castparts Corp.	270	42,417
Raytheon Co.	1,700	85,646

		532,782

Air Freight & Logistics - 0.3%
Kuehne & Nagel International AG	180	28,331
United Parcel Service, Inc.-Class B	3,930	288,816

		317,147

Airlines - 0.1%
Delta Air Lines, Inc. (c)	8,300	83,664

Building Products - 0.1%
Asahi Glass Co., Ltd.	5,000	59,096

Commercial Services & Supplies - 0.1%
Aggreko PLC	1,660	51,080
Serco Group PLC	8,970	85,330

		136,410

Construction & Engineering - 0.1%
Bouygues SA	1,575	73,012
Samsung Engineering Co., Ltd.	50	11,470

		84,482

Company	Shares	U.S. $ Value
Electrical Equipment - 0.3%
Cooper Industries PLC	2,495	156,811
Furukawa Electric Co., Ltd.	5,000	18,243
Mitsubishi Electric Corp.	2,000	22,622
Rockwell Automation, Inc.	662	55,019
Sumitomo Electric Industries Ltd.	3,500	50,617
Vestas Wind Systems A/S (c)	1,073	32,461

		335,773

Industrial Conglomerates - 0.4%
Cookson Group PLC	1,200	13,608
General Electric Co.	11,400	223,896
Keppel Corp. Ltd.	10,200	95,309
SembCorp Industries Ltd.	3,000	12,309

		345,122

Machinery - 0.9%
Danaher Corp.	5,630	307,004
Fanuc Corp.	600	92,610
Flowserve Corp.	1,675	203,060
Ingersoll-Rand PLC	2,600	129,740
Komatsu Ltd.	2,200	66,069
Parker Hannifin Corp.	1,600	142,160

		940,643

Professional Services - 0.2%
Capita Group PLC (The)	11,400	138,332
Experian PLC	3,400	44,837
Intertek Group PLC	570	19,218

		202,387

Road & Rail - 0.1%
DSV A/S	1,055	26,453
East Japan Railway Co.	400	23,345
Firstgroup PLC	1,500	8,364

		58,162

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	1,300	33,048
Mitsui & Co., Ltd.	1,300	22,237

		55,285

Transportation Infrastructure - 0.0%
China Merchants Holdings International Co., Ltd.	8,000	35,164

		3,186,117

Health Care - 2.8%
Biotechnology - 0.5%
Amgen, Inc. (c)	2,000	121,080
Celgene Corp. (c)	3,674	223,784
Gilead Sciences, Inc. (c)	4,415	184,282

		529,146

Health Care Equipment & Supplies - 0.1%
Covidien PLC	925	50,875

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.6%
Aetna, Inc.	600	26,208
Express Scripts, Inc.-Class A (c)	4,730	281,719
HCA Holdings, Inc. (c)	2,397	83,631
Health Net, Inc. (c)	1,600	51,344
WellPoint, Inc.	1,900	148,523

		591,425

Pharmaceuticals - 1.6%
Allergan, Inc.	2,610	215,925
Aspen Pharmacare Holdings Ltd. (c)	1,430	18,350
AstraZeneca PLC	2,500	130,502
AstraZeneca PLC (Sponsored ADR)	3,200	167,680
Johnson & Johnson	6,300	423,927
Merck & Co., Inc.	350	12,863
Novartis AG	1,620	104,524
Pfizer, Inc.	21,000	450,450
Roche Holding AG	400	70,429
Sanofi	674	53,450

		1,648,100

		2,819,546

Materials - 2.3%
Chemicals - 1.4%
DIC Corp.	7,000	16,819
Dow Chemical Co. (The)	11,275	407,366
Huabao International Holdings Ltd.	17,000	24,000
Israel Chemicals Ltd.	8,700	141,978
K&S AG	2,060	164,702
Koninklijke DSM NV	593	39,822
LyondellBasell Industries NV	1,400	61,334
Monsanto Co.	4,424	314,281
Potash Corp. of Saskatchewan, Inc.	3,403	192,610
Ube Industries Ltd/Japan	4,000	12,425

		1,375,337

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC (c)	1,500	18,554

Metals & Mining - 0.9%
Agnico-Eagle Mines Ltd.	357	23,098
Alcoa, Inc.	6,100	102,541
Centamin Egypt Ltd. (c)	3,800	7,975
Cliffs Natural Resources, Inc.	1,200	108,840
Dowa Holdings Co., Ltd.	2,000	11,944
Hindalco Industries Ltd.	4,400	19,320
JFE Holdings, Inc.	1,300	32,596
New Gold, Inc. (c)	1,200	12,200
Newcrest Mining Ltd.	600	25,417
Reliance Steel & Aluminum Co.	650	33,481
Rio Tinto PLC	3,625	252,598
Tata Steel Ltd.	2,300	30,123
ThyssenKrupp AG	900	42,883
Vale SA (Sponsored ADR) (Local Preference Shares)	2,400	70,320
Vale SA (Sponsored ADR) - Class B	710	22,905

Company	Shares	U.S. $ Value
Xstrata PLC	2,600	61,314

		857,555

		2,251,446

Consumer Staples - 2.2%
Beverages - 0.2%
Anheuser-Busch InBev NV	1,455	87,978
Asahi Breweries Ltd.	1,000	19,546
Constellation Brands, Inc.-Class A (c)	4,100	90,036

		197,560

Food & Staples Retailing - 0.5%
Delhaize Group SA (c)	500	41,441
Koninklijke Ahold NV	2,800	39,997
Kroger Co. (The)	5,500	136,510
Olam International Ltd.	58,000	140,163
Safeway, Inc.	600	14,820
Sugi Holdings Co., Ltd.	1,000	23,969
Tesco PLC	15,236	105,305

		502,205

Food Products - 0.5%
Bunge Ltd.	1,700	126,565
ConAgra Foods, Inc.	2,100	53,403
General Mills, Inc.	1,725	68,603
Sara Lee Corp.	6,700	130,985
Smithfield Foods, Inc. (c)	4,000	83,800
Tyson Foods, Inc.-Class A	2,500	47,550

		510,906

Household Products - 0.4%
Procter & Gamble Co. (The)	5,455	365,485

Tobacco - 0.6%
Altria Group, Inc.	5,500	154,330
British American Tobacco PLC	3,059	137,262
Imperial Tobacco Group PLC	3,970	142,409
Japan Tobacco, Inc.	38	147,077

		581,078

		2,157,234

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	11,700	369,252
CenturyLink, Inc.	2,100	90,699
France Telecom SA	2,400	54,970
Nippon Telegraph & Telephone Corp.	1,600	75,292
Telecom Italia SpA (ordinary shares)	41,500	58,870
Telecom Italia SpA (savings shares)	28,200	34,529
Telenor ASA	800	13,558
Verizon Communications, Inc.	2,050	75,706

		772,876

Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (c)	21,200	124,020
Vodafone Group PLC	34,625	96,278

Company	Shares	U.S. $ Value
Vodafone Group PLC (Sponsored ADR)	4,200	117,726

		338,024

		1,110,900

Utilities - 0.6%
Electric Utilities - 0.3%
E.ON AG	2,700	76,786
Edison International	2,000	78,720
EDP-Energias de Portugal SA	9,000	33,546
NV Energy, Inc.	5,000	78,850
Pepco Holdings, Inc.	2,200	43,934
Tokyo Electric Power Co., Inc. (The)	3,300	12,909

		324,745

Gas Utilities - 0.1%
Tokyo Gas Co., Ltd.	1,000	4,256
UGI Corp.	2,300	75,394

		79,650

Independent Power Producers & Energy Traders - 0.0%
Constellation Energy Group, Inc.	1,100	40,898

Multi-Utilities - 0.2%
DTE Energy Co.	2,000	103,240
NiSource, Inc.	2,700	54,810

		158,050

		603,343

Total Common Stocks (cost $23,629,778)		29,526,768

WARRANTS - 0.1%
Industrials - 0.1%
Construction & Engineering - 0.1%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (c)(d)	1,000	36,501

Electrical Equipment - 0.0%
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (c)(d)	500	21,582

Machinery - 0.0%
Jain Irrigation Systems Ltd., Deutsche Bank AG London, expiring 5/21/18 (c)(d)	4,100	15,238

		73,321

Financials - 0.0%
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp., Merrill Lynch Int’l, expiring 8/19/15 (c)	3,000	45,463

Total Warrants (cost $120,856)		118,784

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Energy - 0.0%
OMV AG(c) (Cost $0)	600	0

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(e) (cost $2,327,100)	2,327,100	2,327,100

Total Investments - 100.4% (cost $92,405,535) (f)		99,956,253
Other assets less liabilities - (0.4)% (g)		(371,494)

Net Assets - 100.0%		$99,584,759

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	2	June 2011	$82,048	$82,230	$182

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Great British Pound settling 8/15/11	300	$487,515	$493,046	$5,531
Societe Generale:
Euro settling 8/15/11	408	584,444	586,059	1,615
State Street Bank and Trust Co.:
Australian Dollar settling 8/15/11	93	97,709	98,363	654
Australian Dollar settling 8/15/11	120	126,390	126,921	531
Australian Dollar settling 8/15/11	18	18,912	19,039	127
Australian Dollar settling 8/15/11	144	152,676	152,305	(371)
Euro settling 8/15/11	17	23,929	24,419	490
Euro settling 8/15/11	13	18,696	18,674	(22)
Euro settling 8/15/11	222	318,833	318,454	(379)
Great British Pound settling 8/15/11	63	102,403	103,540	1,137
Great British Pound settling 8/15/11	56	90,932	92,036	1,104
Great British Pound settling 8/15/11	13	21,109	21,365	256
Japanese Yen settling 8/15/11	6,022	74,529	73,903	(626)
Japanese Yen settling 8/15/11	4,991	61,938	61,250	(688)
Japanese Yen settling 8/15/11	17,992	223,231	220,800	(2,431)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 8/15/11	1,139	$208,168	$210,548	$2,380
Norwegian Krone settling 8/15/11	243	43,942	44,919	977
Swedish Krona settling 8/15/11	901	143,350	145,420	2,070
Swedish Krona settling 8/15/11	480	76,211	77,471	1,260
Swedish Krona settling 8/15/11	93	14,766	15,010	244
Swiss Franc settling 8/15/11	76	85,708	89,149	3,441
Swiss Franc settling 8/15/11	64	72,208	75,073	2,865
Swiss Franc settling 8/15/11	57	63,717	66,275	2,558
Swiss Franc settling 8/15/11	17	18,608	19,355	747
Sale Contracts
BNP Paribas SA:
Great British Pound settling 8/15/11	481	786,416	790,518	(4,102)
State Street Bank and Trust Co.:
Australian Dollar settling 8/15/11	25	26,142	26,442	(300)
Australian Dollar settling 8/15/11	18	18,630	19,038	(408)
Australian Dollar settling 8/15/11	103	108,216	108,940	(724)
Canadian Dollar settling 8/15/11	145	149,519	149,387	132
Canadian Dollar settling 8/15/11	137	141,269	141,144	125
Euro settling 8/15/11	13	18,726	18,673	53
Euro settling 8/15/11	70	99,950	100,980	(1,030)
Euro settling 8/15/11	77	109,050	110,174	(1,124)
Euro settling 8/15/11	137	194,029	196,789	(2,760)
Euro settling 8/15/11	145	205,359	208,281	(2,922)
Great British Pound settling 8/15/11	119	194,057	195,575	(1,518)
Japanese Yen settling 8/15/11	11,330	140,574	139,043	1,531
Japanese Yen settling 8/15/11	13,346	165,171	163,784	1,387
Japanese Yen settling 8/15/11	20,612	247,919	252,953	(5,034)
Norwegian Krone settling 8/15/11	243	43,750	44,919	(1,169)
Norwegian Krone settling 8/15/11	532	96,071	98,342	(2,271)
Norwegian Krone settling 8/15/11	607	109,286	112,206	(2,920)
Swedish Krona settling 8/15/11	93	14,637	15,010	(373)
Swedish Krona settling 8/15/11	297	46,798	47,936	(1,138)
Swedish Krona settling 8/15/11	284	44,698	45,837	(1,139)
Swiss Franc settling 8/15/11	17	18,486	19,355	(869)
Swiss Franc settling 8/15/11	76	86,731	89,149	(2,418)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$3,500	7/29/13	1.830%	CPI	#	$(87,108)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(76,378)
Barclays Bank	500	7/19/17	2.038%	CPI	#	16,500
Morgan Stanley	1,000	12/14/14	2.100%	CPI	#	8,353
Morgan Stanley	1,500	10/31/18	1.960%	CPI	#	17,630

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2011.

(b)	Variable rate coupon, rate shown as of May 31, 2011.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate market value of these securities amounted to $73,321 or 0.1% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,325,921 and gross unrealized depreciation of investments was $(775,203), resulting in net unrealized appreciation of $7,550,718.
(g)	An amount of U.S. $6,016 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2011.

As of May 31, 2011, the Strategy held 68.0% of its total investments in municipal bonds. Of the total investmetns in municipal bonds, 31.9% is insured (4.8% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GAN	-	Grant Anticipation Note
GO	-	General Obligation
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
SD	-	School District

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$67,983,601	$—	$67,983,601
Common Stocks
Consumer Discretionary	3,740,177	1,159,605	—	4,899,782
Information Technology	3,967,544	613,947	—	4,581,491
Financials	2,482,197	1,857,111	—	4,339,308
Energy	2,771,606	805,995	—	3,577,601
Industrials	2,067,956	1,118,161	—	3,186,117
Health Care	2,442,291	377,255	—	2,819,546
Materials	1,391,530	859,916	—	2,251,446
Consumer Staples	1,272,087	885,147	—	2,157,234
Telecommunication Services	777,403	333,497	—	1,110,900
Utilities	475,846	127,497	—	603,343
Warrants	—	118,784	—	118,784
Rights	0	—	—	0
Short-Term Investments	2,327,100	—	—	2,327,100

Total Investments in Securities	23,715,737	76,240,516+	—	99,956,253
Other Financial Instruments* :
Assets
Futures Contracts	182	—	—	182
Forward Currency Exchange Contracts	—	31,215	—	31,215
Interest Rate Swap Contracts	—	42,483	—	42,483
Liabilities
Forward Currency Exchange Contracts	—	(36,736)	—	(36,736)
Interest Rate Swap Contracts	—	(163,486)	—	(163,486)

Total	$23,715,919	$76,113,992	$—	$99,829,911

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategy values its securities which may materially affect the value of securities trading in such markets. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategy’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Warrants	Total
Balance as of 8/31/10	$53,131	$53,131
Accrued discounts/(premiums)	—	—
Realized gain (loss)	3,224	3,224
Change in unrealized appreciation/depreciation	(5,956)	(5,956)
Purchases	—	—
Sales	(50,399)	(50,399)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 5/31/11	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/11	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 25, 2011